9. Subsequent Events	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 5 – Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the SEC and has determined that there are no such events that warrant disclosure or recognition in the financial statements.

Note 9 – Subsequent Events

On September 2nd, 2020, the Board dismissed Itamar Borochov as Director and Chair of the company.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the Securities and Exchange Commission and has determined that there are no other such events that warrant disclosure or recognition in the financial statements.